Segment Information - Geographical location (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) country	Dec. 31, 2019 CNY (¥) country	Dec. 31, 2018 CNY (¥)
Segment reporting
Number of principal geographical areas | country	2	2
Property and equipment, net	$ 2,921	¥ 20,336	¥ 35,341
People's Republic of China
Segment reporting
Property and equipment, net		16,446	27,103
Philippines
Segment reporting
Property and equipment, net		¥ 3,890	¥ 8,238